Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Operating Information

The following table summarizes operating results for the year ended June 30, 2019 for Technology and the period from July 1, 2018 to February 6, 2019 for Entertainment:

Revenues	Technology	Entertainment
Technology	$ 1,292,353	$ -
Entertainment	-	589,705

Cost of Sales
Technology	1,545,093	-
Entertainment	-	221,238

Gross Profit	(252,740)	368,467

General and Administrative Expenses
Technology	5,410,650	-
Entertainment	-	427,620

Other Income (Expense)
Technology	(966,279)	-
Entertainment	-	25,705

Net Loss	$ (6,629,669)	$ (33,448)

The following table presents a summary of operating information for the three months ended June 30, 2018:

Revenues	Technology	Entertainment
Technology	$ 172,754	$ -
Entertainment	-	34,946

Cost of Sales
Technology	171,304	-
Entertainment	-	6,804

Gross Profit	1,450	28,142

General and Administrative Expenses
Technology	1,364,124	-
Entertainment	-	7,404

Other Income (Expense)
Technology	(4,521)	-
Entertainment	-	(23,666)

Net Loss	$ (1,367,195)	$ (2,928)

Schedule of identifiable assets and liabilities
Assets	Technology	Entertainment

Cash	$ 151,853	$ 32,402
Property and equipment, net	45,059	4,209,392
Receivables	326,183	15,543
Inventory	580,756	6,008
Prepaid and other current assets	1,184	12,450
Other assets	-	1,511,844
Goodwill	58,092	589,705
Total Assets	$ 1,163,127	$ 6,621,859

Liabilities
Accounts payable	$ 570,069	$ 201,011
Debt	951,453	5,393,385
Accrued expenses	22,495	124,483
Deferred revenue	219,820	-
Total Liabilities	1,763,837	$ 5,718,879